Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.1%
Entertainment 1.8%
Live Nation Entertainment, Inc.(a)	533,171	48,044,039
Media 2.3%
Nexstar Media Group, Inc., Class A	388,808	59,063,823
Total Communication Services		107,107,862
Consumer Discretionary 12.6%
Hotels, Restaurants & Leisure 3.6%
Hyatt Hotels Corp., Class A(a)	642,809	50,190,527
Six Flags Entertainment Corp.(a)	1,008,821	45,830,738
Total		96,021,265
Household Durables 2.2%
D.R. Horton, Inc.	601,418	57,309,121
Multiline Retail 1.3%
Dollar Tree, Inc.(a)	364,016	35,491,560
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	148,238	47,935,722
O’Reilly Automotive, Inc.(a)	90,661	48,514,514
Total		96,450,236
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.(a)	824,091	46,734,201
Total Consumer Discretionary		332,006,383
Consumer Staples 3.4%
Food & Staples Retailing 1.7%
U.S. Foods Holding Corp.(a)	1,140,533	44,412,355
Food Products 1.7%
Tyson Foods, Inc., Class A	550,531	43,767,215
Total Consumer Staples		88,179,570
Energy 4.9%
Oil, Gas & Consumable Fuels 4.9%
Devon Energy Corp.	2,436,328	64,708,872
Marathon Petroleum Corp.	1,028,789	63,579,160
Total		128,288,032
Total Energy		128,288,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.9%
Banks 7.8%
Popular, Inc.	876,807	71,556,219
Regions Financial Corp.	3,014,579	70,571,295
SVB Financial Group(a)	108,126	63,025,564
Total		205,153,078
Consumer Finance 2.9%
Discover Financial Services	660,280	77,424,433
Diversified Financial Services 1.8%
Voya Financial, Inc.	719,299	47,128,470
Insurance 6.4%
Hanover Insurance Group, Inc. (The)	358,725	50,038,550
Lincoln National Corp.	993,362	69,326,734
Reinsurance Group of America, Inc.	379,039	47,770,285
Total		167,135,569
Total Financials		496,841,550
Health Care 7.3%
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	345,117	58,093,545
Health Care Providers & Services 3.4%
Centene Corp.(a)	668,371	49,192,106
Quest Diagnostics, Inc.	311,714	41,043,382
Total		90,235,488
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	324,595	44,836,307
Total Health Care		193,165,340
Industrials 16.4%
Airlines 2.3%
Southwest Airlines Co.(a)	986,256	60,615,294
Building Products 2.9%
Trane Technologies PLC	406,362	75,745,877
Electrical Equipment 3.7%
AMETEK, Inc.	544,507	73,562,896
Bloom Energy Corp., Class A(a)	1,000,000	24,170,000
Total		97,732,896
Columbia Select Mid Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.1%
Ingersoll Rand, Inc.(a)	1,418,570	70,417,815
ITT, Inc.	694,073	65,173,454
Total		135,591,269
Professional Services 1.4%
CACI International, Inc., Class A(a)	140,746	35,884,600
Road & Rail 1.0%
Norfolk Southern Corp.	91,657	25,746,451
Total Industrials		431,316,387
Information Technology 8.4%
Communications Equipment 1.8%
Motorola Solutions, Inc.	237,766	48,815,737
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	1,308,311	57,081,609
Semiconductors & Semiconductor Equipment 4.4%
Marvell Technology, Inc.	808,329	39,042,291
ON Semiconductor Corp.(a)	1,096,444	43,901,618
Teradyne, Inc.	243,861	32,275,003
Total		115,218,912
Total Information Technology		221,116,258
Materials 8.2%
Chemicals 4.5%
Chemours Co. LLC (The)	800,000	28,744,000
Eastman Chemical Co.	362,933	45,511,798
FMC Corp.	361,321	42,162,548
Total		116,418,346
Metals & Mining 3.7%
Allegheny Technologies, Inc.(a)	1,595,782	39,080,701
Freeport-McMoRan, Inc.	1,374,997	58,739,872
Total		97,820,573
Total Materials		214,238,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
First Industrial Realty Trust, Inc.	1,245,819	63,088,274
Gaming and Leisure Properties, Inc.	906,569	42,028,539
Simon Property Group, Inc.	320,000	41,116,800
Welltower, Inc.	968,721	72,431,269
Total		218,664,882
Total Real Estate		218,664,882
Utilities 6.2%
Electric Utilities 2.0%
Pinnacle West Capital Corp.	606,314	51,282,038
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	2,306,590	58,610,452
Multi-Utilities 2.0%
Ameren Corp.	617,909	52,027,938
Total Utilities		161,920,428
Total Common Stocks (Cost $1,696,710,277)		2,592,845,611

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	31,020,272	31,017,170
Total Money Market Funds (Cost $31,015,468)		31,017,170
Total Investments in Securities (Cost: $1,727,725,745)		2,623,862,781
Other Assets & Liabilities, Net		3,908,246
Net Assets		2,627,771,027

2	Columbia Select Mid Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	16,809,145	132,277,339	(118,069,314)	—	31,017,170	—	4,652	31,020,272
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT197_02_L01_(07/21)